Insurance contracts (Tables)	6 Months Ended
Jun. 30, 2026
Insurance contracts
Schedule of reconciliation of insurance and reinsurance contracts receivables and liabilities

Reinsurance contract receivables and liabilities

in € K

	June 30, 2026			December 31, 2025
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	7,921	(419)	7,502	(9,287)	(701)	(9,988)
Incurred claims and other directly attributable expenses	(209,875)	(1,085)	(210,960)	(211,997)	208	(211,789)
Changes that relate to past service – changes in the fulfillment cash-flows relating to liabilities for incurred claims (LIC) (1)	(4,442)	—	(4,442)	19,354	—	19,354
Claims and other directly attributable expenses paid	(170,798)	—	(170,798)	(618,473)	—	(618,473)
Premium revenue	405,699	—	405,699	827,891	—	827,891
Foreign currency translation and other changes	739	(40)	699	433	74	507
Reinsurance contract receivables (liabilities) at the end of the period	29,244	(1,544)	27,700	7,921	(419)	7,502
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €30,769 and €32,974 as of June 30, 2026 and December 31, 2025, respectively.

Insurance contract receivables and liabilities

in € K

	June 30, 2026			December 31, 2025
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	13,248	(576)	12,672	(7,751)	(588)	(8,339)
Incurred claims and other directly attributable expenses	(244,368)	(2,649)	(247,017)	(367,292)	(58)	(367,350)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC (1)	(5,829)	188	(5,641)	8,475	—	8,475
Claims and other directly attributable expenses paid	(232,638)	—	(232,638)	(845,988)	—	(845,988)
Premium revenue	502,339	—	502,339	1,225,709	—	1,225,709
Foreign currency translation and other changes	879	(76)	803	95	70	165
Insurance contract receivables (liabilities) at the end of the period	33,631	(3,113)	30,518	13,248	(576)	12,672
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €26,584 and €30,137 as of June 30, 2026 and December 31, 2025, respectively.